Contract assets and liabilities	12 Months Ended
Dec. 31, 2025
Contract assets and liabilities

Note 6: Contract assets and liabilities

Contracts with customers usually stipulate the timing of payment, which is defined by the terms found within the various contracts under which work was performed during the period. Therefore, contract assets and liabilities are created when the timing of costs incurred on work performed does not coincide with the billing terms.

The Group’s consolidated balance sheets present contract assets which contains earned unbilled revenue associated with contract work that has been completed but not paid by customers, that are generally due once the job is completed and approved.

Contract assets consisted of the following at December 31:

	2025	2024
	US$’000	US$’000

Unbilled revenue	1,344	135

The Group’s consolidated balance sheets present contract liabilities which contains deferred revenue (previously identified as billings in excess of costs on uncompleted contracts) and unearned warranty revenue.

Contract liabilities consisted of the following at December 31:

	2025	2024
	US$’000	US$’000

Deferred revenue	573	593

The following table provides information about contract assets and contract liabilities from contracts with customers:

	December 31,
	2025	2024
	US$’000	US$’000

Contract assets	1,344	135
Contract liabilities	(573)	(593)
Net contract liabilities	771	(458)

The difference between the opening and closing balances of the Group’s contract assets and contract liabilities primarily results from the timing of the Group’s billings in relation to its performance of work. The amounts of revenue recognized in the period that were included in the opening contract liability balances were US$590,000 and US$133,000 for the years ended December 31, 2025 and 2024, respectively. The revenue consists primarily of work performed on previous billings to customers.

The net liabilities position for contracts in process consisted of the following at December 31:

	2025	2024
	US$’000	US$’000

Costs incurred in contracts in process	180	325
Revenue earned but not yet billed	1,314	102
Less: billings to date	(723)	(885)
	771	(458)

The net liabilities position for contracts in process is included within the contract asset and contract liability in the accompanying consolidated balance sheets as follows at December 31:

	2025	2024
	US$’000	US$’000

Unbilled revenue	1,344	135
Deferred revenue	(573)	(593)
	771	(458)

Disaggregated revenue from contracts

	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing (revenue recognized at point in time)	7,384	9,549	12,143
Engineering (revenue recognized over time)	5,881	5,834	5,797
	13,265	15,383	17,940

ZHEJIANG TIANLAN [Member]
Contract assets and liabilities
6.	Contract assets, net and liabilities

Contracts with customers usually stipulate the timing of payment, which is defined by the terms found within the various contracts under which work was performed during the period. Therefore, contract assets and liabilities are created when the timing of costs incurred on work performed does not coincide with the billing terms.

The Group’s consolidated balance sheets present contract assets, net which contains earned unbilled revenue associated with contract work that has been completed but not paid by customers, that are generally due once the job is completed and approved.

Contract assets, net consisted of the following at December 31:

	2025	2024
	RMB’000	RMB’000

Unbilled revenue	75,638	66,644

The Group’s consolidated balance sheets present contract liabilities which contain deferred revenue (previously identified as billings in excess of costs and estimated earnings on uncompleted contracts).

Contract liabilities consisted of the following at December 31:

	2025	2024
	RMB’000	RMB’000

Deferred revenue	44,474	35,367

The following table provides information about contract assets, net and contract liabilities from contracts with customers at December 31:

	2025	2024
	RMB’000	RMB’000

Contract assets	75,638	66,644
Contract liabilities	(44,474)	(35,367)

Net contract assets	31,164	31,277

The difference between the opening and closing balances of the Group’s contract assets, net and contract liabilities primarily results from the timing of the Group’s billings in relation to its performance of work.

The net asset position for contracts in process consisted of the following at December 31:

	2025	2024
	RMB’000	RMB’000

Costs and estimated earnings on uncompleted contracts	69,418	48,274
Less: billings to date	(38,254)	(16,997)

	31,164	31,277

Contract assets, net consisted of the following at December 31:

	2025	2024
	RMB’000	RMB’000

Gross contract assets	85,212	77,657
Less: allowance for doubtful accounts	(9,574)	(11,013)

	75,638	66,644